PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation	$ 1,798	$ 31,014	$ 61,724	$ 62,028
Property and equipment, gross	310,147		310,147	310,147
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 277,886		$ 277,886	$ 277,886